Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Feb. 01, 2022
Entity Registrant Name	HARRIS ASSOCIATES INVESTMENT TRUST
Entity Central Index Key	0000872323
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 01, 2022
Document Effective Date	Feb. 01, 2022
Prospectus Date	Jan. 28, 2022
Oakmark International Small Cap Fund | Investor Class
Prospectus:
Trading Symbol	OAKEX
Oakmark International Small Cap Fund | Advisor Class
Prospectus:
Trading Symbol	OAYEX
Oakmark International Small Cap Fund | Institutional Class
Prospectus:
Trading Symbol	OANEX
Oakmark International Small Cap Fund | R6 Class
Prospectus:
Trading Symbol	OAZEX